Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss, After Tax
The after-tax components of accumulated other comprehensive loss are as follows:

	Currency Translation Adjustments (1)	Minimum Pension Liability Adjustment	Unrealized Loss on Cash Flow Hedges	Accumulated Other Comprehensive Loss (2)
Balance at January 1, 2009	$(7)	$(16)	$(23)	$(46)
Current period change	7	(1)	8	14
Balance at December 31, 2009	—	(17)	(15)	(32)
Current period change	—	(3)	5	2
Balance at December 31, 2010	—	(20)	(10)	(30)
Current period change	—	(12)	10	(2)
Balance at December 31, 2011	$—	$(32)	$—	$(32)
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(1)
Assets and liabilities of foreign subsidiaries having non-U.S.–dollar functional currencies are translated at exchange rates at the balance sheet dates and equity accounts are translated at historical spot rates. Revenues and expenses are translated at average exchange rates during the periods presented. The gains or losses resulting from translating foreign currency financial statements into U.S. dollars are included in accumulated other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in the Consolidated Statement of Operations.

(2)	As of December 31, 2011, the Company does not have any after-tax components of accumulated other comprehensive loss attributable to noncontrolling interests.